PREPAID EXPENSES (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES
Exploration and evaluation	$ 4,293	$ 877
Communications	44	86
Insurance	1,452	114
Total	$ 5,789	$ 1,077